Share-based payments - Narrative (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares issued upon exercise of each convertible security (in shares) | shares	1
Exercise price of incentive securities in exchange for forfeited securities (in dollars per share) | $ / shares	$ 0